Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 5,210,193	$ 609,616
Accounts receivables, net	3,997,467	1,068,287
Contract assets, net	1,650,750	1,037,458
Retention receivables – current, net	117,493	2,216
Advance and prepayments	188,830	159,741
Total current assets	11,298,237	2,878,600
Retention receivables – non-current, net	220,178	219,599
Right-of-use assets, operating lease, net	206,826
Plant and equipment, net	65,565	1,812
TOTAL ASSETS	11,790,806	3,100,011
LIABILITIES AND SHAREHOLDERS’ EQUITY / (DEFICIT)
Short-term bank loans - current	1,149,062	455,103
Operating lease liability - current	113,220
Finance lease liability - current	10,319
Accounts payables	1,156,523	937,043
Other payables	332,035	47,730
Contract liabilities	996,526	867,132
Other payables – related parties	1,347,019	1,853,263
Total current liabilities	5,104,704	4,160,271
Operating lease liability – non-current	89,251
Finance lease liability – non-current	35,408
Long-term bank loans – non-current	552,518	653,185
TOTAL LIABILITIES	5,781,881	4,813,456
Commitments and contingencies
Shareholders’ Equity / (Deficit)
Ordinary shares, no par value; 15,093,847 shares and 12,000,000 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	8,350,002	2
Additional paid in capital	503,225	503,225
Accumulated deficit	(2,870,676)	(2,221,822)
Accumulated other comprehensive income	26,374	5,150
Total Shareholders’ Equity / (Deficit)	6,008,925	(1,713,445)
TOTAL LIABILITIES AND SHAREHOLDERS’S EQUITY / (DEFICIT)	11,790,806	3,100,011
Nonrelated Party [Member]
ASSETS
Other receivables	132,218
Related Party [Member]
ASSETS
Other receivables	$ 1,286	$ 1,282